Loans (Narrative) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Residential real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Construction Loan	$ 14.2	$ 13.1
Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Construction Loan	$ 12.8	$ 12.6